UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 1999

Check here if Amendment [  ]:  Amendment Number:  _______
     This Amendment  (Check only one):    [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Howard Hughes Medical Institute
Address:          4000 Jones Bridge Road
                  Chevy Chase, MD  20815-6789
                  ---------------------------------

Form 13F File Number:  28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:             Richard A. Pender
         -----------------------------------
Title:            Managing Director - Equities
         --------------------------------------------
Phone:            (301) 215-8697
         --------------------------------------------

Signature, Place, and Date of Signing:

                                      Chevy Chase, Maryland
------------------------------     ---------------------------    --------------
       [Signature]                       [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                   None
                                                     ----

Form 13F Information Table Entry Total:              66
                                                     --

Form 13F Information Table Value Total:              902,784
                                                     -------
                                                    (thousands)


List of Other Included Managers:

         None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                                                   FORM 13F INFORMATION TABLE
          COLUMN 1                         COLUMN 2           COLUMN 3           COLUMN 4                      COLUMN 5
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  VALUE           SHRS OR         SH/          PUT/
     NAME OF ISSUER                     TITLE OF CLASS          CUSIP            (X$1000)         PRN AMT         PRN          CALL
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                                   COMMON           885535 10 4                 14,414       540,100     SH            N/A
ALCOA INC                                   COMMON           013817 10 1                  3,094        50,000     SH            N/A
ALLTEL CORP                                 COMMON           020039 10 3                 27,528       385,000     SH            N/A
AMERICAN INTL GROUP                         COMMON           026874 10 7                 17,119       146,000     SH            N/A
AMERICAN EXPRESS COMPANY                    COMMON           025816 10 9                  7,808        60,000     SH            N/A
AMERICAN GENERAL CORP                       COMMON           026351 10 6                 12,437       165,000     SH            N/A
AMERICAN HOME PRODUCTS                      COMMON           026609 10 7                 30,122       525,000     SH            N/A
AMERITECH CORP                              COMMON           030954 10 1                 31,605       430,000     SH            N/A
AON CORP                                    COMMON           037389 10 3                 13,922       337,500     SH            N/A
APPLE COMPUTER                              COMMON           037833 10 0                 21,998       475,000     SH            N/A
AUTOMATIC DATA PROCESSING                   COMMON           053015 10 3                  1,610        36,600     SH            N/A
BANK OF AMERICA CORP                        COMMON           06605f 10 2                 25,293       345,000     SH            N/A
BANK OF NEW YORK COMPANY                    COMMON           064057 10 2                    550        15,000     SH            N/A
BANK ONE CORP                               COMMON           06423A 10 3                  7,118       119,500     SH            N/A
BRISTOL-MYERS SQUIBB CO                     COMMON           110122 10 8                 18,314       260,000     SH            N/A
CANADIAN NATIONAL RAILWAY CO                COMMON           136375 10 2                  2,345        35,000     SH            N/A
CHASE MANHATTAN CORP                        COMMON           16161A 10 8                 10,813       125,000     SH            N/A
CHEVRON CORPORATION                         COMMON           166751 10 7                 19,013       200,000     SH            N/A
CITIGROUP INC                               COMMON           172967 10 1                  8,372       176,250     SH            N/A
DAYTON HUDSON CORP                          COMMON           239753 10 6                 11,375       175,000     SH            N/A
DU PONT (EI) DE NEMOURS                     COMMON           263534 10 9                 23,909       350,000     SH            N/A
EMERSON ELECTRIC COMPANY                    COMMON           291011 10 4                 12,588       200,000     SH            N/A
ENRON CORPORATION                           COMMON           293561 10 6                 14,306       175,000     SH            N/A
EXXON CORPORATION                           COMMON           302290 10 1                  9,641       125,000     SH            N/A
FANNIE MAE                                  COMMON           313586 10 9                 21,840       320,000     SH            N/A
FEDERATED DEPARTMENT STORES                 COMMON           31410H 10 1                 14,558       275,000     SH            N/A
FORD MOTOR COMPANY                          COMMON           345370 10 0                 22,575       400,000     SH            N/A
FRANKLIN RESOURCES INC                      COMMON           354613 10 1                    406        10,000     SH            N/A
FREDDIE MAC COMMON                          COMMON           313400 30 1                    580        10,000     SH            N/A
GANNETT CO INC                              COMMON           364730 10 1                 23,197       325,000     SH            N/A
GENERAL ELECTRIC COMPANY                    COMMON           369604 10 3                 22,860       202,300     SH            N/A
GTE CORP                                    COMMON           362320 10 3                 33,975       450,000     SH            N/A
HEWLETT-PACKARD CO                          COMMON           428236 10 3                 25,125       250,000     SH            N/A
HOUSEHOLD INTL                              COMMON           441815 10 7                    948        20,000     SH            N/A
INTEL CORP                                  COMMON           458140 10 0                  8,925       150,000     SH            N/A
JOHNSON & JOHNSON                           COMMON           478160 10 4                 17,640       180,000     SH            N/A
KIMBERLY-CLARK CORP                         COMMON           494368 10 3                  2,850        50,000     SH            N/A
KROGER COMPANY                              COMMON           501044 10 1                 16,763       600,000     SH            N/A
LINCOLN NATIONAL CORP                       COMMON           534187 10 9                  1,046        20,000     SH            N/A
LOWE'S COMPANIES                            COMMON           548661 10 7                 11,338       200,000     SH            N/A
MBNA CORPORATION                            COMMON           55262L 10 0                 16,538       540,000     SH            N/A
MCI WORLDCOM INC                            COMMON           55268B 10 6                 37,868       440,000     SH            N/A
MOBIL CORPORATION                           COMMON           607059 10 2                 24,688       250,000     SH            N/A
MORGAN STANLEY, DEAN WITTER DISCOVER        COMMON           617446 44 8                    513         5,000     SH            N/A
MOTOROLA INC                                COMMON           620076 10 9                 29,373       310,000     SH            N/A
NATIONWIDE FINANCIAL-SERV A                 COMMON           638612 10 1                    905        20,000     SH            N/A
NORFOLK SOUTHERN CORP                       COMMON           655844 10 8                  6,025       200,000     SH            N/A
NORTEL NETWORKS CORP                        COMMON           656569 10 0                 25,610       295,000     SH            N/A
PEPSICO INC                                 COMMON           713448 10 8                 27,081       700,000     SH            N/A
PHARMACIA & UPJOHN INC                      COMMON           716941 10 9                  9,942       175,000     SH            N/A
PROCTER & GAMBLE COMPANY                    COMMON           742718 10 9                 26,775       300,000     SH            N/A
QUALCOMM INC                                COMMON           747525 10 3                 10,763        75,000     SH            N/A
RALSTON PURINA GROUP                        COMMON           751277 30 2                 18,077       593,900     SH            N/A
RAYTHEON CO CLASS 'A' SHARES              CLASS A SHS        755111 30 9                 17,219       250,000     SH            N/A
SBC COMMUNICATIONS INC                      COMMON           78387G 10 3                  2,610        45,000     SH            N/A
SCHLUMBERGER LTD                            COMMON           806857 10 8                 15,922       250,000     SH            N/A
SPRINT CORP (FON GROUP)                     COMMON           852061 10 0                 15,635       295,000     SH            N/A
SUMMIT BANCORP                              COMMON           866005 10 1                    836        20,000     SH            N/A
UNUM CORP                                   COMMON           91529Y 10 6                 13,961       255,000     SH            N/A
U S BANCORP                                 COMMON           902973 10 6                  2,003        60,000     SH            N/A
VODAFONE AIRTOUCH PLC-SP ADR                SP ADR           97857T 10 7                    985         5,000     SH            N/A
WARNER-LAMBERT COMPANY                      COMMON           934488 10 7                 15,208       220,000     SH            N/A
WASHINGTON MUTUAL INC                       COMMON           939322 10 3                  2,134        60,000     SH            N/A
WELLS FARGO                                 COMMON           949746 10 1                    428        10,000     SH            N/A
WEYERHAEUSER CO                             COMMON           962166 10 4                 10,313       150,000     SH            N/A
BAKER HUGHES INC                            COMMON           057224 10 7                  1,462        43,641     SH            N/A




          COLUMN 1                           COLUMN 6       COLUMN 7                    COLUMN 8
------------------------------------------------------------------------------------------------------------------
                                              INVSTMT        OTHER                  VOTING AUTHORITY
     NAME OF ISSUER                           DSCRETN       MANAGERS        SOLE         SHARED         NONE
------------------------------------------------------------------------------------------------------------------
3COM CORP                                      SOLE           N/A             X            N/A           N/A
ALCOA INC                                      SOLE           N/A             X            N/A           N/A
ALLTEL CORP                                    SOLE           N/A             X            N/A           N/A
AMERICAN INTL GROUP                            SOLE           N/A             X            N/A           N/A
AMERICAN EXPRESS COMPANY                       SOLE           N/A             X            N/A           N/A
AMERICAN GENERAL CORP                          SOLE           N/A             X            N/A           N/A
AMERICAN HOME PRODUCTS                         SOLE           N/A             X            N/A           N/A
AMERITECH CORP                                 SOLE           N/A             X            N/A           N/A
AON CORP                                       SOLE           N/A             X            N/A           N/A
APPLE COMPUTER                                 SOLE           N/A             X            N/A           N/A
AUTOMATIC DATA PROCESSING                      SOLE           N/A             X            N/A           N/A
BANK OF AMERICA CORP                           SOLE           N/A             X            N/A           N/A
BANK OF NEW YORK COMPANY                       SOLE           N/A             X            N/A           N/A
BANK ONE CORP                                  SOLE           N/A             X            N/A           N/A
BRISTOL-MYERS SQUIBB CO                        SOLE           N/A             X            N/A           N/A
CANADIAN NATIONAL RAILWAY CO                   SOLE           N/A             X            N/A           N/A
CHASE MANHATTAN CORP                           SOLE           N/A             X            N/A           N/A
CHEVRON CORPORATION                            SOLE           N/A             X            N/A           N/A
CITIGROUP INC                                  SOLE           N/A             X            N/A           N/A
DAYTON HUDSON CORP                             SOLE           N/A             X            N/A           N/A
DU PONT (EI) DE NEMOURS                        SOLE           N/A             X            N/A           N/A
EMERSON ELECTRIC COMPANY                       SOLE           N/A             X            N/A           N/A
ENRON CORPORATION                              SOLE           N/A             X            N/A           N/A
EXXON CORPORATION                              SOLE           N/A             X            N/A           N/A
FANNIE MAE                                     SOLE           N/A             X            N/A           N/A
FEDERATED DEPARTMENT STORES                    SOLE           N/A             X            N/A           N/A
FORD MOTOR COMPANY                             SOLE           N/A             X            N/A           N/A
FRANKLIN RESOURCES INC                         SOLE           N/A             X            N/A           N/A
FREDDIE MAC COMMON                             SOLE           N/A             X            N/A           N/A
GANNETT CO INC                                 SOLE           N/A             X            N/A           N/A
GENERAL ELECTRIC COMPANY                       SOLE           N/A             X            N/A           N/A
GTE CORP                                       SOLE           N/A             X            N/A           N/A
HEWLETT-PACKARD CO                             SOLE           N/A             X            N/A           N/A
HOUSEHOLD INTL                                 SOLE           N/A             X            N/A           N/A
INTEL CORP                                     SOLE           N/A             X            N/A           N/A
JOHNSON & JOHNSON                              SOLE           N/A             X            N/A           N/A
KIMBERLY-CLARK CORP                            SOLE           N/A             X            N/A           N/A
KROGER COMPANY                                 SOLE           N/A             X            N/A           N/A
LINCOLN NATIONAL CORP                          SOLE           N/A             X            N/A           N/A
LOWE'S COMPANIES                               SOLE           N/A             X            N/A           N/A
MBNA CORPORATION                               SOLE           N/A             X            N/A           N/A
MCI WORLDCOM INC                               SOLE           N/A             X            N/A           N/A
MOBIL CORPORATION                              SOLE           N/A             X            N/A           N/A
MORGAN STANLEY, DEAN WITTER DISCOVER           SOLE           N/A             X            N/A           N/A
MOTOROLA INC                                   SOLE           N/A             X            N/A           N/A
NATIONWIDE FINANCIAL-SERV A                    SOLE           N/A             X            N/A           N/A
NORFOLK SOUTHERN CORP                          SOLE           N/A             X            N/A           N/A
NORTEL NETWORKS CORP                           SOLE           N/A             X            N/A           N/A
PEPSICO INC                                    SOLE           N/A             X            N/A           N/A
PHARMACIA & UPJOHN INC                         SOLE           N/A             X            N/A           N/A
PROCTER & GAMBLE COMPANY                       SOLE           N/A             X            N/A           N/A
QUALCOMM INC                                   SOLE           N/A             X            N/A           N/A
RALSTON PURINA GROUP                           SOLE           N/A             X            N/A           N/A
RAYTHEON CO CLASS 'A' SHARES                   SOLE           N/A             X            N/A           N/A
SBC COMMUNICATIONS INC                         SOLE           N/A             X            N/A           N/A
SCHLUMBERGER LTD                               SOLE           N/A             X            N/A           N/A
SPRINT CORP (FON GROUP)                        SOLE           N/A             X            N/A           N/A
SUMMIT BANCORP                                 SOLE           N/A             X            N/A           N/A
UNUM CORP                                      SOLE           N/A             X            N/A           N/A
U S BANCORP                                    SOLE           N/A             X            N/A           N/A
VODAFONE AIRTOUCH PLC-SP ADR                   SOLE           N/A             X            N/A           N/A
WARNER-LAMBERT COMPANY                         SOLE           N/A             X            N/A           N/A
WASHINGTON MUTUAL INC                          SOLE           N/A             X            N/A           N/A
WELLS FARGO                                    SOLE           N/A             X            N/A           N/A
WEYERHAEUSER CO                                SOLE           N/A             X            N/A           N/A
BAKER HUGHES INC                               SOLE           N/A             X            N/A           N/A